Finance Costs - Summary of Detailed Information About Finance Cost Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Revaluation of discount rate for environmental liabilities	$ 3.8	$ 0.0
Other interest expense	2.3	0.8
Unwinding of issuance costs of debt facilities and accretion of governmental loan benefits and discounts on environmental liabilities	16.4	14.4
Finance costs	25.6	17.9
Revolving Credit Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	0.0	0.2
Revolving credit facility fees	2.9	2.5
Financing Arrangement [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	$ 0.2	$ 0.0